Borrowings - Summary of Long-term Borrowings (Detail) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2019 KRW (₩)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 KRW (₩)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings	₩ 7,298,867		₩ 6,648,293
Total	₩ 6,113,142		5,279,812
Shinhan Bank [member] | Vessel facility loans [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates adjustment rate	1.908%	1.908%
Long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	₩ 190,780		546,090
Less: Current portion	(50,192)		(394,927)
Total	140,588		151,163
Long-term borrowings [member] | General loans [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	₩ 30,000		30,000
Long-term borrowings [member] | Export-Import Bank of Korea [member] | Inter-Korean Cooperation Fund [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	1.50%	1.50%
Borrowings	₩ 3,454		3,948
Long-term borrowings [member] | Industrial Bank of Korea [member] | General loans [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	2.98%	2.98%
Borrowings	₩ 6,000
Long-term borrowings [member] | Shinhan Bank [member] | General loans [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	2.81%	2.81%
Borrowings	₩ 5,000		5,000
Long-term borrowings [member] | Shinhan Bank [member] | Facility loans [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	3.06%	3.06%
Borrowings	₩ 30,008	$ 25,918	30,000
Long-term borrowings [member] | Shinhan Bank [member] | Vessel facility loans [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates description	LIBOR(3M)+0.706%
Annual interest rates adjustment rate	0.706%	0.706%
Borrowings	₩ 3,473	$ 3,000	10,063	$ 9,000
Long-term borrowings [member] | Standard Charted Bank [member] | General loans [member]
Disclosure of detailed information about borrowings [line items]
Borrowings			6,000
Long-term borrowings [member] | NongHyup Bank [member] | General loans [member]
Disclosure of detailed information about borrowings [line items]
Borrowings			8,000
Long-term borrowings [member] | NongHyup Bank [member] | Facility loans [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	2.00%	2.00%
Borrowings	₩ 79		104
Long-term borrowings [member] | Korea Development Bank [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	3.31%	3.31%
Long-term borrowings [member] | Korea Development Bank [member] | General loans [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	3.02%	3.02%
Borrowings	₩ 10,000		10,000
Long-term borrowings [member] | NH Investment & Security Co., Ltd. [member] | Commercial papers [member]
Disclosure of detailed information about borrowings [line items]
Borrowings			300,000
Long-term borrowings [member] | Other Financial Instruments [member] | Redeemable convertible preferred stock [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	1.00%	1.00%
Borrowings	₩ 950		950
Long-term borrowings [member] | Other Financial Instruments [member] | Kookmin Bank and other [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	₩ 101,816	$ 87,940	₩ 142,025	$ 127,023